WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2021	Oct. 31, 2020
Warrants
Summary of Warrant Activity

A summary of warrant activity for the six months ended April 30, 2021 and 2020 are presented below.

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000
Granted	–	$–	–	$–
Exercised	–	$–	–	$–
Expired/Forfeited	–	$–	–	$–
Outstanding and exercisable at April 30, 2021	9,500,000	$0.03	7.40	$3,479,600

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2019	4,529,371	$0.20	0.30	$–
Granted	7,500,000	$0.03	10.00	$–
Exercised	-	$-	-	$–
Expired/Forfeited	(4,529,371)	$0.20	-	$–
Outstanding and exercisable at April 30, 2020	7,500,000	$0.03	9.83	$36,750

A summary of warrant activity for the years ended October 31, 2019 and 2020 are presented below:

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2018	3,687,484	$0.41	1.14	$-
Granted	2,000,000	$0.08	1.00	$-
Exercised	-	$-
Expired/Forfeited	(1,158,313)	$0.67	0.04	-
Outstanding at October 31, 2019	4,529,371	$0.20	0.30	$-

Exercisable at October 31, 2019	4,529,371	$0.20	0.30	$-

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2019	4,529,371	$0.20	0.30	$-
Granted	9,500,000	$0.03	8.53	$-
Exercised	-	$-		$-
Expired/Forfeited	(4,529,371)	$0.20	-	$-
Outstanding and exercisable at October 31, 2020	9,500,000	$0.03	7.90	$-